Segment information - Geographical Information (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Geographical information of non-current assets
Non-current assets	₨ 2,391,915	₨ 2,466,957
India
Geographical information of non-current assets
Non-current assets	2,385,110	2,454,884
Others
Geographical information of non-current assets
Non-current assets	₨ 6,805	₨ 12,073